Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$143,430,111.37	0.3398818	$117,697,946.91	0.2789051	$25,732,164.46
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$378,660,111.37	0.2544366	$352,927,946.91	0.2371461	$25,732,164.46

Weighted Avg. Coupon (WAC)	4.03%		4.05%
Weighted Avg. Remaining Maturity (WARM)	31.84		31.10
Pool Receivables Balance	$413,393,680.06		$387,366,745.25
Remaining Number of Receivables	43,838		41,772

Adjusted Pool Balance	$409,313,855.73		$383,581,691.27

III. COLLECTIONS

Principal:
Principal Collections	$25,463,423.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$553,707.36
Total Principal Collections	$26,017,131.12

Interest:
Interest Collections	$1,395,504.19
Late Fees & Other Charges	$53,600.08
Interest on Repurchase Principal	$-
Total Interest Collections	$1,449,104.27

Collection Account Interest	$190.87
Reserve Account Interest	$31.50
Servicer Advances	$-

Total Collections	$27,466,457.76

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$27,466,457.76
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,466,457.76

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$344,494.73		$344,494.73	$344,494.73
Collection Account Interest					$190.87
Late Fees & Other Charges					$53,600.08
Total due to Servicer					$398,285.68

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$66,934.05		$66,934.05
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$168,934.05		$168,934.05	$168,934.05

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$26,823,401.78

7. Regular Principal Distribution Amount:					$25,732,164.46

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,732,164.46
Class A-4 Notes		$-
Class A Notes Total:	$25,732,164.46	$25,732,164.46
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$25,732,164.46	$25,732,164.46

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,091,237.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,079,824.33
Beginning Period Amount	$4,079,824.33
Current Period Amortization	$294,770.35
Ending Period Required Amount	$3,785,053.98
Ending Period Amount	$3,785,053.98
Next Distribution Date Amount	$3,510,682.25

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	7.49%	7.99%	7.99%

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	July 2015
Distribution Date	8/17/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.42%	41,114	97.83%	$378,948,468.91
30 - 60 Days	1.28%	535	1.77%	$6,840,859.26
61 - 90 Days	0.24%	99	0.33%	$1,275,650.00
91 + Days	0.06%	24	0.08%	$301,767.08
		41,772		$387,366,745.25
Total
Delinquent Receivables 61 + days past due	0.29%	123	0.41%	$1,577,417.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	131	0.42%	$1,745,110.73
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	135	0.42%	$1,839,016.21
Three-Month Average Delinquency Ratio	0.30%		0.42%

Repossession in Current Period		37		$477,518.58
Repossession Inventory		92		$336,469.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$563,511.05
Recoveries				$(553,707.36)
Net Charge-offs for Current Period				$9,803.69

Beginning Pool Balance for Current Period				$413,393,680.06

Net Loss Ratio				0.03%
Net Loss Ratio for 1st Preceding Collection Period				0.86%
Net Loss Ratio for 2nd Preceding Collection Period				-0.01%
Three-Month Average Net Loss Ratio for Current Period				0.29%

Cumulative Net Losses for All Periods				$11,875,717.89
Cumulative Net Losses as a % of Initial Pool Balance				0.76%

Principal Balance of Extensions				$2,075,433.19
Number of Extensions				154